Offerings - Offering: 1	Dec. 12, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.001 par value per share
Amount Registered | shares	30,000,000
Proposed Maximum Offering Price per Unit	18.88
Maximum Aggregate Offering Price	$ 566,400,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 86,715.84
Offering Note
(1)
Estimated in accordance with Rule 457(c) solely for purposes of ca lcu
lating the registration fee. The maximum price per Security and the maximum aggregate offering price are based on the average of the $19.08 (high) and $18.68 (low) sale price of the Registrant’s Common Shares as reported on the New York Stock Exchange on Dec embe
r 5, 2024, which date is within five business days prior to filing this prospectus supplement.